Supplemental cash flow information	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Supplemental cash flow information
3
5
. Supplemental cash flow information
“Other, net” in cash flows from investing activities includes a net increase in time deposits of ¥
666,401
million and a net decrease in time deposits of
¥
1,292,045
million for the year ended March 31, 2025 and 2026, respectively.